Segmental analysis - Operating profit or (loss) before tax (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segmental analysis
Net interest income		£ 11,049	£ 9,842	£ 7,535	[1],[2]
Net fees and commissions		2,330	2,292	2,120	[3]
Total income		14,752	13,156	10,429	[1]
Depreciation and amortisation		(934)	(833)	(923)	[1]
Impairment (losses)/releases		(578)	(337)	1,173	[1]
Operating profit before tax	[4]	6,178	5,132	3,844	[1]
Operating segment
Segmental analysis
Net interest income		11,049	9,842	7,535
Net fees and commissions		2,330	2,292	2,120
Other non-interest income		1,373	1,022	774
Total income		14,752	13,156	10,429
Depreciation and amortisation		(934)	(833)	(923)
Other operating expenses		(7,062)	(6,854)	(6,835)
Impairment (losses)/releases		(578)	(337)	1,173
Operating profit before tax		6,178	5,132	3,844
Retail Banking
Segmental analysis
Net fees and commissions		427	422	377
Total income		4,170	4,956	4,933
Retail Banking | Operating segment
Segmental analysis
Net interest income		5,496	5,224	4,074
Net fees and commissions		427	422	377
Other non-interest income		8		(6)
Total income		5,931	5,646	4,445
Depreciation and amortisation		(1)		(85)
Other operating expenses		(2,827)	(2,593)	(2,428)
Impairment (losses)/releases		(465)	(229)	36
Operating profit before tax		2,638	2,824	1,968
Private Banking
Segmental analysis
Net fees and commissions		249	250	258
Total income		327	778	801
Private Banking | Operating segment
Segmental analysis
Net interest income		710	777	480
Net fees and commissions		249	250	258
Other non-interest income		31	29	78
Total income		990	1,056	816
Depreciation and amortisation		(1)
Other operating expenses		(684)	(622)	(520)
Impairment (losses)/releases		(14)	2	54
Operating profit before tax		291	436	350
Commercial & Institutional
Segmental analysis
Net fees and commissions		1,654	1,580	1,440
Total income		7,730	5,920	4,634
Commercial & Institutional | Operating segment
Segmental analysis
Net interest income		5,044	4,171	2,974
Net fees and commissions		1,654	1,580	1,440
Other non-interest income		723	662	424
Total income		7,421	6,413	4,838
Depreciation and amortisation		(154)	(161)	(173)
Other operating expenses		(3,937)	(3,583)	(3,584)
Impairment (losses)/releases		(94)	(122)	1,160
Operating profit before tax		3,236	2,547	2,241
Central Items and other
Segmental analysis
Net fees and commissions			40	45
Total income		2,525	1,502	61
Central Items and other | Operating segment
Segmental analysis
Net interest income		(201)	(330)	7
Net fees and commissions			40	45
Other non-interest income		611	331	278
Total income		410	41	330
Depreciation and amortisation		(778)	(672)	(665)
Other operating expenses		386	(56)	(303)
Impairment (losses)/releases		(5)	12	(77)
Operating profit before tax		£ 13	£ (675)	£ (715)

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[3]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[4]	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8 to the consolidated financial statements.